Related Party Transactions and Balances (Details) - Schedule of Related Party Transactions ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Related Party Transaction [Line Items]
Related party transactions	¥ 624	$ 86	¥ 32
AnPac Beijing [Member]
Related Party Transaction [Line Items]
Related party transactions	970	134
Xudong Du [Member]
Related Party Transaction [Line Items]
Related party transactions	¥ 464	$ 64